Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property and Equipment

Property and equipment consisted of the following at December 31, 2012 and 2011:

Description	Life	2012	2011
Computer equipment	3 years	$121,129	$99,603
Office furniture and equipment	5-7 years	274,438	251,170
Software	3 years	149,867	96,097
Laboratory equipment	7 years	1,020,158	994,994
Leasehold improvements	10 years	622,772	603,445
Manufacturing equipment	7 years	571,187	177,528

Subtotal		2,759,551	2,222,837
Less: accumulated depreciation		(1,494,510)	(1,193,601)

Property and equipment, net		$1,265,041	$1,029,236